Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
Schedule of Total Obligations Under Shipbuilding Contracts	Period Amount Year 1 $ 13,800 Year 2 59,800 Total $ 73,600
Schedule of Fixed Non Cancelable Time Charter Contracts	Period Amount Year 1 $ 110,469 Year 2 7,317 Total $ 117,786